UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2004
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        April 16, 2004
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      96
Form 13F Information Table Value Total:      $105,156

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      722     8818 SH       SOLE                                       8818
ALLTEL Corp                    COM              020039103      330     6610 SH       SOLE                                       6610
Abbott Laboratories            COM              002824100     1989    48406 SH       SOLE                                      48406
Adobe Systems Inc              COM              00724F101     1424    36246 SH       SOLE                                      36246
Affiliated Computer            COM              008190100     1110    21392 SH       SOLE                                      21392
Aflac                          COM              001055102      598    14903 SH       SOLE                                      14903
Amer Intl Group                COM              026874107     1984    27803 SH       SOLE                                      27803
American Pwr Convsn            COM              029066107     1403    61045 SH       SOLE                                      61045
Amgen Inc.                     COM              031162100      944    16242 SH       SOLE                                      16242
Apollo Group A                 COM              037604105      947    10988 SH       SOLE                                      10988
Automatic Data Proc            COM              053015103     1414    33678 SH       SOLE                                      33678
Autozone Inc                   COM              053332102     1751    20366 SH       SOLE                                      20366
Avery Dennison Corp            COM              053611109      380     6102 SH       SOLE                                       6102
BB&T Corp                      COM              054937107      646    18299 SH       SOLE                                      18299
BP PLC Spons Adr               COM              055622104     1711    33409 SH       SOLE                                      33409
BankAmerica Corp               COM              060505104      244     3017 SH       SOLE                                       3017
Bed Bath & Beyond              COM              075896100     2134    50921 SH       SOLE                                      50921
Bemis Co                       COM              081437105     1032    39679 SH       SOLE                                      39679
Biomet Inc                     COM              090613100      293     7643 SH       SOLE                                       7643
Cardinal Health Inc            COM              14149Y108     2299    33365 SH       SOLE                                      33365
Cheesecake Factory             COM              163072101      236     5111 SH       SOLE                                       5111
Cintas Corp                    COM              172908105     2069    47578 SH       SOLE                                      47578
Colgate Palmolive              COM              194162103      277     5027 SH       SOLE                                       5027
Columbia Bancorp               COM              197227101      305     9829 SH       SOLE                                       9829
Costar Group Inc. Com          COM              22160N109      557    15100 SH       SOLE                                      15100
Cousins Properties             COM              222795106      667    20329 SH       SOLE                                      20329
Cuno Inc.                      COM              126583103      221     4945 SH       SOLE                                       4945
Dover Corp                     COM              260003108     1735    44752 SH       SOLE                                      44752
Ecolab                         COM              278865100     1274    44645 SH       SOLE                                      44645
Emerson Electric Co            COM              291011104     1939    32366 SH       SOLE                                      32366
Equity Office                  COM              294741103      272     9414 SH       SOLE                                       9414
Expeditors Int'l Wash          COM              302130109     2389    60699 SH       SOLE                                      60699
Exxon Mobil Corp               COM              30231G102     1732    41642 SH       SOLE                                      41642
Fair Isaac & Co.               COM              303250104     1290    35756 SH       SOLE                                      35756
Family Dollar Stores Inc.      COM              307000109      203     5645 SH       SOLE                                       5645
Fastenal Co                    COM              311900104     1642    30582 SH       SOLE                                      30582
Fedl Natl Mtg Assoc            COM              313586109      374     5036 SH       SOLE                                       5036
Fifth Third BankCorp           COM              316773100     1435    25915 SH       SOLE                                      25915
Fiserv Inc.                    COM              337738108     1604    44848 SH       SOLE                                      44848
Gannett Co                     COM              364730101     1761    19981 SH       SOLE                                      19981
General Electric Co            COM              369604103      871    28526 SH       SOLE                                      28526
Golden West Fin'l              COM              381317106      472     4215 SH       SOLE                                       4215
Graco Inc                      COM              384109104      645    22172 SH       SOLE                                      22172
Grainger (WW) Inc              COM              384802104      606    12627 SH       SOLE                                      12627
Health Mgmt Assoc              COM              421933102     1491    64241 SH       SOLE                                      64241
Home Depot                     COM              437076102     1511    40447 SH       SOLE                                      40447
Idexx Labs                     COM              45168D104      972    17092 SH       SOLE                                      17092
Illinois Tool Works            COM              452308109     2648    33424 SH       SOLE                                      33424
Int'l Business Mach            COM              459200101      221     2405 SH       SOLE                                       2405
Jefferson-Pilot Corp           COM              475070108      940    17080 SH       SOLE                                      17080
Johnson & Johnson              COM              478160104     1986    39151 SH       SOLE                                      39151
Kimberly Clark                 COM              494368103      562     8912 SH       SOLE                                       8912
Kimco Realty Corp              COM              49446R109     1407    27594 SH       SOLE                                      27594
Kinder Morgan Energy Ptnrs LP  COM              494550106      858    19030 SH       SOLE                                      19030
Linear Technology Corp         COM              535678106      948    25548 SH       SOLE                                      25548
Lowes Cos Inc                  COM              548661107      636    11326 SH       SOLE                                      11326
MBNA Corp                      COM              55262l100      869    31469 SH       SOLE                                      31469
Maxim Integrated Prod          COM              57772K101      838    17839 SH       SOLE                                      17839
McCormick & Co                 COM              579780206     2775    82791 SH       SOLE                                      82791
Medtronic Inc                  COM              585055106     1041    21810 SH       SOLE                                      21810
Microchip Technology           COM              595017104      368    13924 SH       SOLE                                      13924
Microsoft Corp                 COM              594918104     1588    63714 SH       SOLE                                      63714
Minerals Techn                 COM              603158106      904    15828 SH       SOLE                                      15828
Molex Inc                      COM              608554101      311    10235 SH       SOLE                                      10235
Molex Inc Cl A                 COM              608554200      253     9719 SH       SOLE                                       9719
Nokia Corporation              COM              654902204      781    38498 SH       SOLE                                      38498
Omnicom Group                  COM              681919106     1482    18468 SH       SOLE                                      18468
Patterson Dental               COM              703412106     1662    24263 SH       SOLE                                      24263
Paychex Inc                    COM              704326107     1685    47323 SH       SOLE                                      47323
Pfizer Inc                     COM              717081103      249     7110 SH       SOLE                                       7110
Procter & Gamble Co            COM              742718109     2086    19886 SH       SOLE                                      19886
Prologis Tr                    COM              743410102      474    13206 SH       SOLE                                      13206
Qualcomm Inc                   COM              747525103     1111    16757 SH       SOLE                                      16757
RPM Inc                        COM              749685103      778    47016 SH       SOLE                                      47016
Royal Dutch Petrol             COM              780257804      683    14347 SH       SOLE                                      14347
Sigma-Aldrich Corp             COM              826552101     2325    41987 SH       SOLE                                      41987
Staples Inc                    COM              855030102     1365    53909 SH       SOLE                                      53909
Starbucks Corp                 COM              855244109     1406    37122 SH       SOLE                                      37122
Stericycle Inc                 COM              858912108      500    10431 SH       SOLE                                      10431
Stryker Corp                   COM              863667101     2253    25448 SH       SOLE                                      25448
SunTrust Banks Inc             COM              867914103     1310    18789 SH       SOLE                                      18789
Sysco Corp                     COM              871829107     1947    49862 SH       SOLE                                      49862
Teleflex Inc                   COM              879369106      971    19720 SH       SOLE                                      19720
Valspar Corp                   COM              920355104     2355    47840 SH       SOLE                                      47840
Varian Med Systems             COM              92220P105      403     4672 SH       SOLE                                       4672
Vornado Realty Trust           COM              929042109      271     4485 SH       SOLE                                       4485
WGL Holdings Inc.              COM              92924f106      317    10518 SH       SOLE                                      10518
Wal-Mart Stores                COM              931142103     1531    25645 SH       SOLE                                      25645
Walgreen Co                    COM              931422109     1922    58346 SH       SOLE                                      58346
Washington REIT                COM              939653101      400    12313 SH       SOLE                                      12313
Weingarten Rlty Inv            COM              948741103      655    18921 SH       SOLE                                      18921
Whole Foods Market             COM              966837106     1345    17947 SH       SOLE                                      17947
Wrigley (Wm) Jr.               COM              982526105      822    13910 SH       SOLE                                      13910
Zimmer Holdings Inc            COM              98956P102      293     3976 SH       SOLE                                       3976
Dodge & Cox Stock                               256219106      306 2576.5582SH       SOLE                                  2576.5582
Vngrd Windsor II                                922018205      411 14797.6825SH      SOLE                                 14797.6825